BANK CREDIT	12 Months Ended
Dec. 31, 2011
Bank Credit Disclosure [Abstract]
Bank Credit Disclosure [Text Block]
NOTE 8:-	BANK CREDIT

a.	As of December 31, 2010, the Company did not have any credit line from banking institutions.

On February 10, 2011 the Company received from an Israeli bank a credit line in an amount of $100. As of December 31, 2011, the entire amount was utilized. The credit line is secured by the personal guarantee of the Company’s current and former chairmen of the board of directors.

b.	Regarding guarantees and liens - see Note 10b.